Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Geographic Distributions of Revenues, Equity in Earnings of Affiliates, Adjusted Segment EBITDA, Depreciation and Amortization, Assets and Goodwill and other intangible assets.	The geographic distributions of our revenues, equity in earnings of affiliates, adjusted segment EBITDA, depreciation and amortization, assets and goodwill and other intangible assets are summarized in the following table (dollars in millions) and represent the operating segments under the January 1, 2023 reorganized segment structure:

	For the Year Ended December 31,
	2022	2021	2020
Revenues:
National Group	$16,767	$16,329	$14,428
Atlantic Group	19,324	19,098	16,199
American Group	20,858	19,636	17,479
Corporate and other	3,284	3,689	3,427

	$60,233	$58,752	$51,533

Equity in earnings of affiliates:
National Group	$(1)	$(33)	$(28)
Atlantic Group	(3)	(2)	(2)
American Group	(43)	(50)	(40)
Corporate and other	2	(28)	16

	$(45)	$(113)	$(54)

Adjusted segment EBITDA:
National Group	$3,616	$4,202	$3,243
Atlantic Group	3,881	4,218	3,405
American Group	5,102	4,836	4,061
Corporate and other	(532)	(612)	(672)

	$12,067	$12,644	$10,037

Depreciation and amortization:
National Group	$801	$754	$686
Atlantic Group	921	848	764
American Group	937	897	873
Corporate and other	310	354	398

	$2,969	$2,853	$2,721

	For the Year Ended December 31,
	2022	2021	2020
Adjusted segment EBITDA	$12,067	$12,644	$10,037
Depreciation and amortization	2,969	2,853	2,721
Interest expense	1,741	1,566	1,584
Losses (gains) on sales of facilities	(1,301)	(1,620)	7
Losses on retirement of debt	78	12	295

Income before income taxes	$8,580	$9,833	$5,430

	December 31,
	2022	2021	2020
Assets:
National Group	$11,793	$11,236	$10,605
Atlantic Group	15,092	13,944	11,909
American Group	17,934	17,224	16,082
Corporate and other	7,619	8,338	8,894

	$52,438	$50,742	$47,490

	National Group	Atlantic Group	American Group	Corporate and Other	Total
Goodwill and other intangible assets:
Balance at December 31, 2019	$1,062	$1,366	$4,970	$871	$8,269
Acquisitions	29	9	27	279	344
Foreign currency translation, amortization and other	(2)	—	(1)	(32)	(35)

Balance at December 31, 2020	1,089	1,375	4,996	1,118	8,578
Acquisitions	126	610	66	260	1,062
Foreign currency translation, amortization and other	(3)	(15)	—	(82)	(100)

Balance at December 31, 2021	1,212	1,970	5,062	1,296	9,540
Acquisitions	75	90	90	7	262
Foreign currency translation, amortization and other	(43)	(3)	—	(103)	(149)

Balance at December 31, 2022	$1,244	$2,057	$5,152	$1,200	$9,653